Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail)	Dec. 31, 2017 USD ($)
Disclosure Of Current Financial Assets And Cash And Cash Equivalents [Line Items]
Nominal value amount	$ 40,300,000
Fair value amount	39,700,000
Valuation inputs [member]
Disclosure Of Current Financial Assets And Cash And Cash Equivalents [Line Items]
Nominal value amount	600,000
Fair value amount	$ 600,000